Description of the Plan and Plan Termination (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual pretax percentage	75.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing total (percentage)	50.00%
Maximum
EBP, Description of Plan [Line Items]
Participant borrowing interest rate (percentage)	10.50%
Minimum
EBP, Description of Plan [Line Items]
Participant borrowing interest rate (percentage)	5.25%
Compensation Threshold One
EBP, Description of Plan [Line Items]
Compensation threshold (percentage)	4.00%
Employer matching contribution (percentage)	100.00%
Compensation Threshold Two
EBP, Description of Plan [Line Items]
Compensation threshold (percentage)	4.00%
Employer matching contribution (percentage)	50.00%